LONG-TERM DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long Term Deposits [Line Items]
Bank deposits (see also Note 11A)	$ 1,335	$ 1,072
Bank Time Deposits [Member]
Long Term Deposits [Line Items]
Bank deposits (see also Note 11A)	$ 1,335	$ 1,072